Revenue (Tables)	6 Months Ended
Jun. 30, 2023
Revenue [abstract]
Summary of Disaggregation of Revenue

	SIX MONTHS ENDED JUNE 30,
	2022			2023
REVENUE STREAM	REVENUE FROM CONTRACTS WITH CUSTOMERS	REVENUE FROM OTHER SOURCES	TOTAL	REVENUE FROM CONTRACTS WITH CUSTOMERS	REVENUE FROM OTHER SOURCES	TOTAL
Total Revenue	$170,807	$331	$171,138	$42,306	$871	$43,177

Summary of Remaining Performance Obligations in (Partially) Unsatisfied Long-term Contracts

	DEFERRED REVENUE
	YEAR ENDED DECEMBER 31, 2022	SIX MONTHS ENDED JUNE 30, 2023
Balance at start of the period	$1,517	$999
Recognized revenue from prior years' invoicing	(1,517)	(779)
Amounts invoiced to be recognized over time	2,069	2,144
Recognized revenue from current year invoicing	(1,089)	(980)
Foreign exchange impact	19	53
Balance at end of the period	999	1,437